Employee Benefit Plans (Narrative) (Details) - USD ($) $ / shares in Units, $ in Millions		1 Months Ended	12 Months Ended
	Nov. 30, 2015	May 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Employee contribution of pretax annual compensation			40.00%
Employee matching contribution, percent of match			50.00%
Employee matching contribution, percent of employees' gross pay			6.00%
Company expense, Profit Sharing Plan			$ 80	$ 80	$ 38
Common stock, shares authorized (in shares)			600,000,000	600,000,000
Intrinsic value of options exercised			$ 196	$ 103	$ 73
Weighted average fair value of options granted (in dollars per share)			$ 12.78	$ 9.35	$ 10.67
Restricted stock price, exercise price range, lower limit (in dollars per share)			79.44	56.44	61.33
Restricted stock price, exercise price range, upper limit (in dollars per share)			$ 93.36	$ 79.41	$ 69.33
Total unrecognized compensation cost related to non-vested stock awards			$ 111	$ 141
Weighted average period over which compensation cost is expected to be recognized			1 year 6 months	1 year 4 months 24 days
Accumulated benefit obligation			$ 57	$ 49
Projected benefit plan, plan obligation			57	50
Selling, General and Administrative Expenses [Member]
Defined Benefit Plan Disclosure [Line Items]
Compensation expense			$ 107	137	$ 98
Employee Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Minimum percentage contribution made by employees of their salary to employee benefit plan			3.00%
Maximum percentage contribution made by employees of their salary to employee benefit plan			15.00%
Employer contribution rate			25.00%
Compensation expense			$ 14	$ 19	$ 26
Employee Stock Option [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of additional shares authorized		12,000,000.0				6,000,000.0
SunGard 2005 Management Incentive Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of additional shares authorized	10,000,000.0
Common stock, shares authorized (in shares)	2,000,000
Restricted Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Stock vesting period			3 years
Restricted stock, shares granted (in shares)			1,000,000	1,000,000	1,000,000
Unvested restricted shares outstanding (in shares)			2,000,000	3,000,000
FIS Plan amended and restated [Member]
Defined Benefit Plan Disclosure [Line Items]
Stock vesting period			3 years